Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PROVECTUS PHARMACEUTICALS INC
Entity Central Index Key	0000315545
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer